Summary of Significant Accounting Policies (Carrying Amount of Goodwill and Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	2
Economic Useful Life, maximum (in Years)	5
Goodwill	$ 18,271	$ 18,447	$ 15,868
Gross intangible assets	4,630	5,374	3,537
Less accumulated amortization	(2,065)	(2,088)	(975)
Net intangible assets	2,565	3,286	2,562
Customer Lists [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	4
Economic Useful Life, maximum (in Years)	5
Gross intangible assets	2,423	2,501	1,305
Software Technology [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life (in Years)	4
Gross intangible assets	1,200	1,200	1,200
Noncompete Agreements [Member]
Goodwill And Intangible Assets [Line Items]
Economic Useful Life, minimum (in Years)	2
Economic Useful Life, maximum (in Years)	3
Gross intangible assets	$ 1,007	$ 1,673	$ 1,032